Intangible Assets - Other - Schedule of Other Intangible Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ 3,794	$ 5,280	$ 4,360
Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	11,721	11,993
Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(7,927)	(6,713)
Information Technology Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	1,204	1,449	2,160
Information Technology Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	5,114	5,055
Information Technology Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	(3,910)	(3,606)
Other Intangible Assets
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	2,590	3,831	$ 2,200
Other Intangible Assets | Cost
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	6,607	6,938
Other Intangible Assets | Accumulated Amortization
Disclosure of detailed information about intangible assets [line items]
Other intangible assets	$ (4,017)	$ (3,107)